Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-Term Borrowings

The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2017	2016

Balance at year-end	$39,480	$48,742
Average balance outstanding	50,445	51,801
Maximum month-end balance	56,932	55,642
Weighted-average rate at year-end	0.39%	0.16%
Weighted-average rate during the year	0.29	0.14

Summary of Repurchase Agreements Accounted for as Secured Borrowings

The following table provides additional detail regarding repurchase agreements accounted for as secured borrowings:

	Remaining Contractual Maturity Overnight and Continuous

(Dollars in thousands)	December 31, 2017	December 31, 2016

Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$ 39,637	$ 48,866
Repurchase agreements	39,480	48,742

Concerning of Other Borrowings

The following table sets forth information concerning other borrowings:

	Maturity Range		Weighted Average Interest	Stated Interest Rate Range		At December 31,
(Dollars in thousands)	From	To	Rate	From	To	2017	2016

Fixed-rate	12/20/17	12/21/17	3.61%	3.48%	3.73%	$–	$10,000
Fixed-rate amortizing	4/1/24	6/1/37	1.86	1.16	2.01	11,409	2,385

						$11,409	$12,385

Schedule of Maturities Other Borrowings

Maturities of other borrowings at December 31, 2017, are summarized as follows for the years ended December 31:

(Dollars in thousands)	Amount	Weighted Average Rate

2018	$2,884	1.83%
2019	2,195	1.83
2020	1,665	1.84
2021	1,258	1.85
2022 and beyond	3,407	1.92

	$11,409	1.86%